Revenue	12 Months Ended
Dec. 31, 2025
Revenue.
Revenue
7.	Revenue

The Group generates revenue primarily from the sale of its products (net of returns and discounts), and from fees for royalties and licenses received from third parties.

Breakdown of revenue by sales channel:

	For the years ended December 31,
(Euro thousands)	2025	2024*	2023*
Direct To Consumer (DTC)	164,049	200,752	246,973
Wholesale	66,670	78,898	122,354
Other(1)	9,779	12,214	17,649
Total revenue by sales channel	240,498	291,864	386,976
*	In accordance with IFRS 5, the revenue information for 2024 and 2023 has been restated, with the Caruso Brand presented as a discontinued operation (see Note 12).

(1)Other revenues mainly include royalties and certain sales of old season products.

Breakdown of revenue by geographic area:

	For the years ended December 31,
(Euro thousands)	2025	2024*	2023*
North America	116,048	123,786	142,765
EMEA	90,529	114,667	169,175
Greater China	19,487	33,882	53,153
Other Asia	14,434	19,529	21,883
Total revenue by geographic area	240,498	291,864	386,976